Commitments and Contingencies (Details Textual)	1 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jun. 13, 2014	Sep. 30, 2014 USD ($)	Sep. 30, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Capital Addition Purchase Commitments [Member] USD ($)	Sep. 30, 2014 Laboratories Mayoly Spindler [Member] USD ($)	Dec. 31, 2013 Laboratories Mayoly Spindler [Member] USD ($)	Dec. 31, 2012 Laboratories Mayoly Spindler [Member] USD ($)	Sep. 30, 2014 George Washington University (GWU) [Member] USD ($)	Dec. 31, 2013 George Washington University (GWU) [Member] USD ($)	Dec. 31, 2013 VIRGINIA TECH (VT) [Member] USD ($)	Sep. 30, 2014 Dynamic Manufacturing LLC [Member] USD ($)	Dec. 31, 2013 Dynamic Manufacturing LLC [Member] USD ($)	Dec. 31, 2013 Johns Hopkins University [Member] USD ($)	Sep. 30, 2014 Bridger Photonics [Member] USD ($)	Sep. 30, 2014 COAST Project [Member] USD ($)	Sep. 30, 2014 COAST Project [Member] EUR (€)
Loss Contingencies [Line Items]
Malpractice Insurance, Maximum Coverage Per Incident (in dollars)		$ 5,000,000		$ 5,000,000
Standard Product Warranty Description		1 Year	1 Year	warranty period is 90 days from the date of delivery of the goods.	warranty period is 90 days from the date of delivery of the goods.
Employee Service Share Based Compensation Options Issued		4,000	4,000	4,000	4,000
Agreement Description		The agreement was cancellable with 90 days notice.	The agreement was cancellable with 90 days notice.	The agreement is cancellable with 90 days’ notice.	The agreement is cancellable with 90 days’ notice.
Royalty Expense (in dollars)			1,000,000		1,000,000
Accounts Payable and Accrued Liabilities, Current (in dollars)								34,000	37,000	36,000				249,000			31,000
Commitments Outstanding (in dollars)														373,300	560,625		115,600	76,000	60,000
Development expense contribution		40.00%	40.00%	40.00%	40.00%			60.00%	60.00%
License Costs											25,000	25,000
Minimum License Diligence Resources Year Two											12,500	12,500
Minimum License Diligence Resources After Year Two											20,000	20,000
License and Maintenance Revenue											30,000	30,000
Royalties Percentage on Net Sales of Licensed Products											7.00%	7.00%
Royalties Percentage on Combination Products for Combined Cumulative Net Sales											5.00%	5.00%
Sales Revenue, Services, Net											50,000,000	50,000,000
Reduce Royalties Percentage After Net Sales of Licensed Products											6.00%	6.00%
Reduce Royalties Percentage on Combination Products for Combined Cumulative After Net Sales											4.00%	4.00%
Minimum Royalties Year One											1,500	1,500
Minimum Royalties Year Two											2,500	2,500
Minimum Royalties Year Three											3,000	3,000
Minimum Royalties Year After Three Year											6,000	6,000
Accrued warranties		81,250		81,250		0
Accrued Royalties, Current											70,927	32,600
Sale of Stock, Percentage of Ownership before Transaction	100.00%
Commitment On Equipment Purchase							375,000
Accrued Royalties												32,600				66,000
Accrued Liabilities							0						0
Long-term Purchase Commitment, Amount							$ 112,149
Product Warranty Period				90 days	90 days